Segment Information - Schedule of Long-lived Assets and Net Sales By Geography (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 209,936				$ 238,216				$ 209,936	$ 238,216	$ 270,630
Net sales	$ 337,591	416,239	$ 395,724	$ 353,046	$ 358,375	437,814	$ 432,367	$ 432,586	$ 426,401	1,523,384	1,729,168	1,702,838
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		204,640				232,566				204,640	232,566	263,750
Net sales										1,395,750	1,604,788	1,570,788
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		175				132				175	132	194
Net sales										40,573	42,136	43,323
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		1,295				1,036				1,295	1,036	1,417
Net sales										40,246	38,621	38,422
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 3,826				$ 4,482				3,826	4,482	5,269
Net sales										$ 46,815	$ 43,623	$ 50,305